Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Summary of net income (loss) and comprehensive income
	December 31, 2025	December 31, 2024
	$	$
Current tax expense	1,149	2,078
Deferred tax expense	51	547

Income tax expense	1,200	2,625

Summary of Provision for income taxes
	December 31, 2025	December 31, 2024
	$	$
Income before income taxes	5,886	976
Statutory tax rate	26.5%	26.5%

Expected income tax expense based on statutory rate	1,560	259
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	(1,770)	414
Permanent differences	528	567
Change in benefit of tax assets not recognized	736	739
Foreign exchange and other	146	646

Income tax expense	1,200	2,625

Summary of Deferred tax liabilities
	December 31, 2025	December 31, 2024
	$	$
Royalty interests - Australia	(5,477)	(5,426)

Total	(5,477)	(5,426)

Summary of Unrecognized deferred tax assets deductible temporary differences
	December 31, 2025	December 31, 2024
	$	$
Non-capital losses – Canada	11,830	9,234
Non-capital losses – USA	964	277
Net-capital losses – Australia	113	113
Royalty interests	1,290	-
Financing costs	4,256	1,238

Total	18,453	10,862